Fair Value Measurements (Carrying Value And Fair Value Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2015	Jan. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	$ 45,896	$ 45,874
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt	45,896	45,874
Fair Value | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including amounts due within one year, Fair Value	$ 56,237	$ 50,757